Stockholder’s Equity (Details) - Schedule of common stock - Leafly Holdings, Inc.[Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Authorized	209,651	206,800
Common stock, Outstanding	75,395	76,776
Class 1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights Per Share	10 votes
Common stock, Authorized	74,500	74,500
Common stock, Outstanding	28,564	28,640
Class 2 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights Per Share	1 vote
Common stock, Authorized	119,000	118,400
Common stock, Outstanding	41,892	41,816
Class 3 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights Per Share	none
Common stock, Authorized	16,151	13,900
Common stock, Outstanding	4,939	6,320